Financial assets and liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Borrowings at beginning of period	$ (121,894)
Cash Flows, Borrowings	2,921
Remeasurement adjustments, Borrowings	(1,822)
Other Changes, Borrowings	(6,075)
Borrowings at end of period	(126,870)
Leases
Leases at beginning of period	(6,263)
Cash Flows, leases	1,016
Other Changes, Leases	(471)
Acquisition – leases	(2,521)
Foreign exchange adjustments, Leases	(35)
Leases at end of period	(8,274)
Warrant liability
Warrant liability at beginning of period	(5,724)	$ (4,647)
Cash Flows, Warrant liability	(3,961)
Remeasurement adjustments, Warrant liability	(4,498)
Foreign exchange adjustments, Warrant liability	11
Warrant liability at end of period	(14,172)
Sub-total
Sub-total at beginning of period	(133,881)
Cash Flows, sub-total	(24)
Remeasurement adjustments, sub-total	(6,320)
Other Changes, sub-total	(6,546)
Acquisition – leases, sub-total	(2,521)
Foreign exchange adjustments, Sub-total	(24)
Sub-total at end of period	(149,316)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	161,551	62,960
Cash Flows, cash and cash equivalents	(32,079)	(24,292)
Foreign exchange adjustments, cash and cash equivalents	503	(639)
Cash and cash equivalents at end of period	129,975	$ 38,029
Total
Net debt total at beginning of period	27,670
Cash Flows, total	(32,103)
Remeasurement adjustments, total	(6,320)
Other Changes, total	(6,546)
Acquisition – leases, total	(2,521)
Foreign exchange adjustments, total	479
Net debt total at end of period	$ (19,341)